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                                     DECHERT

                 30 ROCKEFELLER PLAZA, NEW YORK, NEW YORK 10112

                                  MARCH 6, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               RE: ECLIPSE FUNDS INC. (FILE NOS. 33-36962/811-06175) AND ECLIPSE FUNDS (FILE NOS. 33-08865/811-04847)


Gentlemen:

        On behalf of Eclipse Funds Inc. (File Nos. 33-36962/811-06175)
(the "Company"), Eclipse Funds (File Nos. 33-08865/811-04847) (the "Trust"), and each series of the Company and the Trust, in accordance with Rule 497(j) under the Securities Act of 1933, as amended, we transmit this letter herewith to certify that, in lieu of filing a copy of the definitive joint Prospectus and Statement of Additional Information on Form N-1A relating to 13 series of the Company and the 4 series of the Trust, the form of joint Prospectus and Statement of Additional Information that would have been filed by each of the Company and the Trust under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 26 to the Company's Registration Statement or Post-Effective Amendment No. 22 to the Trust's Registration Statement, each of which was filed on Form N-1A on March 1, 2001.

        Please telephone the undersigned at (212) 698-3526 with any questions you may have or for any further information you may require.

                                                   Very truly yours,

                                                   /s/ Mitchell B. Birner

                                                   Mitchell B. Birner

cc:     Robert A. Anselmi
        Marty Hack
        Paul A. Stevens